Properties (Tables)	12 Months Ended
Dec. 31, 2015
Properties
Properties including capital leases

		December 31, 2015			December 31, 2014
	Depreciation		Accumulated			Accumulated
In millions	rate	Cost	depreciation	Net	Cost	depreciation	Net
Properties including capital leases
Track and roadway (1)	2%	$33,941	$7,830	$26,111	$29,995	$7,332	$22,663
Rolling stock	5%	6,216	2,362	3,854	5,552	2,107	3,445
Buildings	2%	1,791	624	1,167	1,545	560	985
Information technology (2)	10%	1,067	567	500	1,068	492	576
Other	4%	1,812	820	992	1,549	704	845
Total properties including capital leases		$44,827	$12,203	$32,624	$39,709	$11,195	$28,514
Capital leases included in properties

Capital leases included in properties
Track and roadway (3)	$415	$66	$349	$417	$63	$354
Rolling stock	748	301	447	808	292	516
Buildings	109	26	83	109	23	86
Other	122	36	86	108	29	79
Total capital leases included in properties	$1,394	$429	$965	$1,442	$407	$1,035

(1)	Includes $2,487 million of land as at December 31, 2015 ($2,079 million as at December 31, 2014).
(2)	The Company capitalized $85 million of costs for internally developed software in 2015 ($102 million in 2014).
(3)	Includes $108 million of right-of-way access as at December 31, 2015 ($108 million as at December 31, 2014).